UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

MFS VARIABLE INSURANCE TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2016

MFS® BLENDED RESEARCH® SMALL CAP EQUITY PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.4%
Aerospace – 0.6%
Ducommun, Inc. (a)	27,047	$412,465
Moog, Inc., “A” (a)	4,112	187,836

		$600,301

Airlines – 1.6%
Hawaiian Holdings, Inc. (a)	18,790	$886,700
SkyWest, Inc.	42,522	850,015

		$1,736,715

Apparel Manufacturers – 1.0%
Sequential Brands Group, Inc. (a)	166,517	$1,064,044

Automotive – 0.4%
Cooper Tire & Rubber Co.	2,902	$107,432
Gentex Corp.	17,103	268,346

		$375,778

Biotechnology – 3.0%
Acorda Therapeutics, Inc. (a)	17,211	$455,231
Alder Biopharmaceuticals, Inc. (a)	39,666	971,420
MiMedx Group, Inc. (a)	130,295	1,138,778
Myriad Genetics, Inc. (a)	17,076	639,155

		$3,204,584

Business Services – 5.0%
Barrett Business Services, Inc.	15,659	$450,196
Forrester Research, Inc.	37,132	1,248,007
RE/MAX Holdings, Inc., “A”	42,961	1,473,562
Resources Connection, Inc.	95,220	1,481,623
Travelport Worldwide Ltd.	24,122	329,507
Univar, Inc. (a)	20,289	348,565

		$5,331,460

Chemicals – 0.2%
Huntsman Corp.	12,423	$165,226

Computer Software – 5.4%
Aspen Technology, Inc. (a)	32,835	$1,186,329
Cornerstone OnDemand, Inc. (a)	16,261	532,873
Gigamon, Inc. (a)	31,010	961,930
Manhattan Associates, Inc. (a)	4,579	260,408
Paylocity Holding Corp. (a)	45,026	1,474,151
Qlik Technologies, Inc. (a)	49,126	1,420,724

		$5,836,415

Computer Software – Systems – 5.3%
CACI International, Inc., “A” (a)	6,725	$717,558
Cvent, Inc. (a)	35,516	760,042
EPAM Systems, Inc. (a)	19,222	1,435,307
Fleetmatics Group PLC (a)	28,554	1,162,433
NCR Corp. (a)	4,181	125,137
Rapid7, Inc. (a)	25,700	335,899
SciQuest, Inc. (a)	52,023	722,079
Vantiv, Inc., “A” (a)	8,026	432,441

		$5,690,896

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 3.4%
Interface, Inc.	71,389	$1,323,552
Lennox International, Inc.	11,158	1,508,450
Patrick Industries, Inc. (a)	2,502	113,566
Pool Corp.	8,484	744,386

		$3,689,954

Consumer Services – 2.1%
ABM Industries, Inc.	8,952	$289,239
Capella Education Co.	4,418	232,564
Carriage Services, Inc.	56,550	1,222,046
K12, Inc. (a)	15,765	155,916
ServiceMaster Global Holdings, Inc. (a)	10,692	402,875

		$2,302,640

Containers – 1.2%
Graphic Packaging Holding Co.	7,809	$100,346
Multi Packaging Solutions International Ltd. (a)	56,486	916,768
Owens-Illinois, Inc. (a)	19,176	306,049

		$1,323,163

Electrical Equipment – 1.4%
TriMas Corp. (a)	75,169	$1,316,961
WESCO International, Inc. (a)	3,653	199,710

		$1,516,671

Electronics – 3.8%
Cree, Inc. (a)	8,964	$260,852
Jabil Circuit, Inc.	34,885	672,234
Sanmina Corp. (a)	33,901	792,605
Sigma Designs, Inc. (a)	80,742	549,046
Tessera Technologies, Inc.	17,025	527,775
Ultratech, Inc. (a)	50,510	1,103,138
Vishay Intertechnology, Inc.	15,350	187,424

		$4,093,074

Energy – Independent – 3.1%
Alon USA Energy, Inc.	34,487	$355,906
Memorial Resource Development Corp. (a)	63,545	646,888
PBF Energy, Inc., “A”	21,995	730,234
PDC Energy, Inc. (a)	24,173	1,437,085
Westmoreland Coal Co. (a)	18,935	136,521

		$3,306,634

Engineering – Construction – 0.1%
MasTec, Inc. (a)	2,726	$55,174

Food & Beverages – 2.6%
Dean Foods Co.	53,115	$919,952
Sanderson Farms, Inc.	5,044	454,868
Snyders-Lance, Inc.	21,029	661,993
TreeHouse Foods, Inc. (a)	8,677	752,730

		$2,789,543

Food & Drug Stores – 0.4%
SUPERVALU, Inc. (a)	77,263	$445,035

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Forest & Paper Products – 0.2%
Domtar Corp.	5,307	$214,934

Gaming & Lodging – 1.1%
Isle of Capri Casinos, Inc. (a)	42,059	$588,826
Penn National Gaming, Inc. (a)	35,463	591,877

		$1,180,703

Health Maintenance Organizations – 1.3%
Centene Corp. (a)	12,414	$764,330
Molina Healthcare, Inc. (a)	10,459	674,501

		$1,438,831

Insurance – 3.6%
Federated National Holding Co., “C”	4,272	$83,988
Hanover Insurance Group, Inc.	1,423	128,383
HCI Group, Inc.	17,456	581,285
Heritage Insurance Holdings, Inc.	25,906	413,719
Maiden Holdings Ltd.	5,787	74,884
Safety Insurance Group, Inc.	9,719	554,566
Third Point Reinsurance Ltd. (a)	36,058	409,979
United Insurance Holdings Co.	25,690	493,505
Validus Holdings Ltd.	23,375	1,103,066

		$3,843,375

Internet – 0.5%
DHI Group, Inc. (a)	8,571	$69,168
Web.Com Group, Inc. (a)	25,362	502,675

		$571,843

Leisure & Toys – 0.6%
Nautilus, Inc. (a)	35,948	$694,515

Machinery & Tools – 6.2%
Allison Transmission Holdings, Inc.	31,908	$860,878
Columbus McKinnon Corp.	37,543	591,678
Greenbrier Cos., Inc. (l)	21,519	594,785
Herman Miller, Inc.	8,326	257,190
HNI Corp.	27,049	1,059,509
IPG Photonics Corp. (a)	14,439	1,387,299
Kadant, Inc.	1,265	57,127
Park-Ohio Holdings Corp.	15,894	680,581
Regal Beloit Corp.	6,868	433,302
SPX FLOW, Inc. (a)	27,137	680,596

		$6,602,945

Medical & Health Technology & Services – 0.1%
Albany Molecular Research, Inc. (a)	3,493	$53,408

Medical Equipment – 5.8%
Analogic Corp.	3,032	$239,558
Heartware International, Inc. (a)	8,732	274,359
Insulet Corp. (a)	9,048	300,032
Masimo Corp. (a)	20,209	845,545
NxStage Medical, Inc. (a)	46,849	702,267
OraSure Technologies, Inc. (a)	228,585	1,652,670
Orthofix International N.V. (a)	3,078	127,799
Steris PLC	7,395	525,415
Symmetry Surgical, Inc. (a)	8,683	85,614
VWR Corp. (a)	54,272	1,468,600

		$6,221,859

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 1.5%
Olympic Steel, Inc.	45,661	$790,392
Schnitzer Steel Industries, Inc., “A”	41,731	769,520

		$1,559,912

Network & Telecom – 2.3%
Ixia (a)	118,322	$1,474,292
NeuStar, Inc., “A” (a)	25,699	632,195
Voxx International Corp. (a)	70,218	313,874

		$2,420,361

Oil Services – 0.2%
Frank’s International N.V.	12,525	$206,412

Other Banks & Diversified Financials – 11.1%
Altisource Portfolio Solutions S.A. (a)	24,968	$602,977
Assured Guaranty Ltd.	2,526	63,908
BancorpSouth, Inc.	61,334	1,307,028
Berkshire Hills Bancorp, Inc.	11,239	302,217
BofI Holding, Inc. (a)(l)	31,432	670,759
Brookline Bancorp, Inc.	25,887	285,016
Cash America International, Inc.	4,952	191,345
Cathay General Bancorp, Inc.	38,343	1,086,257
East West Bancorp, Inc.	33,821	1,098,506
Encore Capital Group, Inc. (a)	10,496	270,167
First Interstate BancSystem, Inc.	40,680	1,144,328
Nelnet, Inc., “A”	14,874	585,589
OneMain Holdings, Inc. (a)	23,575	646,662
PacWest Bancorp	16,773	623,117
Popular, Inc.	18,841	539,041
PrivateBancorp, Inc.	35,983	1,388,944
Regional Management Corp. (a)	35,680	610,485
Western Alliance Bancorp. (a)	15,166	506,241

		$11,922,587

Pharmaceuticals – 2.6%
Amphastar Pharmaceuticals, Inc. (a)	47,479	$569,748
Catalent, Inc. (a)	24,742	659,869
Sucampo Pharmaceuticals, Inc. (a)	41,774	456,590
TherapeuticsMD, Inc. (a)	177,025	1,132,960

		$2,819,167

Printing & Publishing – 0.5%
R.R. Donnelley & Sons Co.	34,643	$568,145

Real Estate – 9.9%
Ashford Hospitality Prime, REIT	44,884	$523,796
Ashford Hospitality Trust, REIT	74,476	475,157
Corporate Office Properties Trust, REIT	9,891	259,540
Equity Commonwealth, REIT (a)	9,025	254,686
Gaming and Leisure Properties, Inc., REIT	16,409	507,366
Gramercy Property Trust, Inc., REIT	189,681	1,602,804
Hospitality Properties Trust, REIT	19,802	525,941
Mack-Cali Realty Corp., REIT	17,524	411,814
Medical Properties Trust, Inc., REIT	114,360	1,484,393
Mid-America Apartment Communities, Inc., REIT	13,159	1,344,981
New Residential Investment Corp., REIT	38,182	444,057
Ryman Hospitality Properties, Inc., REIT	5,494	282,831

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Sovran Self Storage, Inc., REIT	2,191	$258,428
Store Capital Corp., REIT	53,840	1,393,379
Tanger Factory Outlet Centers, Inc., REIT	21,942	798,469

		$10,567,642

Restaurants – 2.3%
Brinker International, Inc.	27,338	$1,256,181
Carrols Restaurant Group, Inc. (a)	24,640	355,802
Chuy’s Holdings, Inc. (a)	23,153	719,364
Ruby Tuesday, Inc. (a)	21,288	114,529

		$2,445,876

Specialty Chemicals – 1.2%
A. Schulman, Inc.	12,410	$337,800
Trinseo S.A. (a)	25,761	948,262

		$1,286,062

Specialty Stores – 3.4%
American Eagle Outfitters, Inc.	72,700	$1,211,909
Build-A-Bear Workshop, Inc. (a)	17,571	228,247
Express, Inc. (a)	41,940	897,935
Urban Outfitters, Inc. (a)	39,628	1,311,291

		$3,649,382

Telephone Services – 1.2%
Inteliquent, Inc.	36,604	$587,494
Shenandoah Telecommunications Co.	26,685	713,824

		$1,301,318

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 2.6%
NRG Energy, Inc.	104,076	$1,354,029
PNM Resources, Inc.	32,691	1,102,341
Portland General Electric Co.	7,916	312,603

		$2,768,973

Utilities – Water – 0.6%
American States Water Co.	16,119	$634,444

Total Common Stocks		$106,500,001

	Strike Price	First Exercise
WARRANTS – 0.0%
Other Banks & Diversified Financials – 0.0%
Emergent Capital, Inc. (1 share for 1 warrant) (a)	$10.75	11/06/14	318	$41

MONEY MARKET FUNDS – 0.6%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)			665,291	$665,291

COLLATERAL FOR SECURITIES LOANED – 0.9%
Navigator Securities Lending Prime Portfolio, 0.5%, at Net Asset Value (j)			923,331	$923,331

Total Investments				$108,088,664

OTHER ASSETS, LESS LIABILITIES – (0.9)%				(949,619)

Net Assets – 100.0%				$107,139,045

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$106,500,001	$—	$41	$106,500,042
Mutual Funds	1,588,622	—	—	1,588,622
Total Investments	$108,088,623	$—	$41	$108,088,664

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/15	$22
Change in unrealized appreciation (depreciation)	19
Balance as of 3/31/16	$41

4

Supplemental Information (unaudited) – continued

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2016 is $19. At March 31, 2016, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$98,558,339
Gross unrealized appreciation	15,686,767
Gross unrealized depreciation	(6,156,442)
Net unrealized appreciation (depreciation)	$9,530,325

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,188,569	4,281,842	(4,805,120)	665,291

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$465	$665,291

5

QUARTERLY REPORT

March 31, 2016

MFS® CONSERVATIVE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 99.7%
MFS Global Governments Portfolio – Initial Class	5,215,357	$54,604,786
MFS Global Real Estate Portfolio – Initial Class	954,157	13,835,277
MFS Government Securities Portfolio – Initial Class	5,182,933	67,637,282
MFS Growth Series – Initial Class	1,032,242	40,825,174
MFS High Yield Portfolio – Initial Class	6,116,372	33,945,865
MFS Inflation-Adjusted Bond Portfolio – Initial Class	6,749,390	68,438,814
MFS International Growth Portfolio – Initial Class	1,075,087	13,707,356
MFS International Value Portfolio – Initial Class	593,487	13,668,009
MFS Limited Maturity Portfolio – Initial Class	7,919,989	81,021,491
MFS Mid Cap Growth Series – Initial Class	3,364,837	27,457,072
MFS Mid Cap Value Portfolio – Initial Class	3,381,609	27,526,301

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Series – Initial Class	449,345	$6,614,354
MFS New Discovery Value Portfolio – Initial Class	699,943	6,887,437
MFS Research International Portfolio – Initial Class	1,995,929	26,685,573
MFS Research Series – Initial Class	1,532,636	41,028,652
MFS Total Return Bond Series – Initial Class	8,630,455	115,648,094
MFS Value Series – Initial Class	2,178,144	40,949,099

Total Underlying Affiliated Funds		$680,480,636

MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	1,229,852	$1,229,852

Total Investments		$681,710,488

OTHER ASSETS, LESS LIABILITIES – 0.1%		792,370

Net Assets – 100.0%		$682,502,858

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/2016 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

2

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$681,710,488	$—	$—	$681,710,488

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$648,212,416
Gross unrealized appreciation	45,512,400
Gross unrealized depreciation	(12,014,328)
Net unrealized appreciation (depreciation)	$33,498,072

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	5,633,477	28	(418,148)	5,215,357
MFS Global Real Estate Portfolio	1,019,428	939	(66,210)	954,157
MFS Government Securities Portfolio	5,456,783	2,496	(276,346)	5,182,933
MFS Growth Series	1,029,754	3,282	(794)	1,032,242
MFS High Yield Portfolio	6,382,403	240	(266,271)	6,116,372
MFS Inflation-Adjusted Bond Portfolio	7,070,601	256	(321,467)	6,749,390
MFS Institutional Money Market Portfolio	1,149,393	12,950,289	(12,869,830)	1,229,852
MFS International Growth Portfolio	1,094,122	1,507	(20,542)	1,075,087
MFS International Value Portfolio	614,314	521	(21,348)	593,487
MFS Limited Maturity Portfolio	8,224,344	2,635	(306,990)	7,919,989
MFS Mid Cap Growth Series	3,366,479	11,651	(13,293)	3,364,837
MFS Mid Cap Value Portfolio	3,511,261	6,996	(136,648)	3,381,609
MFS New Discovery Series	444,995	4,350	—	449,345
MFS New Discovery Value Portfolio	727,727	1,632	(29,416)	699,943
MFS Research International Portfolio	1,987,890	8,039	—	1,995,929
MFS Research Series	1,550,650	2,420	(20,434)	1,532,636
MFS Total Return Bond Series	9,080,676	347	(450,568)	8,630,455
MFS Value Series	2,245,652	2,702	(70,210)	2,178,144

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(400,526)	$—	$—	$54,604,786
MFS Global Real Estate Portfolio	134,190	—	—	13,835,277
MFS Government Securities Portfolio	(163,350)	—	—	67,637,282
MFS Growth Series	778	—	—	40,825,174
MFS High Yield Portfolio	(211,294)	—	—	33,945,865
MFS Inflation-Adjusted Bond Portfolio	(319,744)	—	—	68,438,814
MFS Institutional Money Market Portfolio	—	—	1,210	1,229,852
MFS International Growth Portfolio	7,662	—	—	13,707,356
MFS International Value Portfolio	121,449	—	—	13,668,009
MFS Limited Maturity Portfolio	(46,129)	—	—	81,021,491
MFS Mid Cap Growth Series	1,744	—	—	27,457,072
MFS Mid Cap Value Portfolio	(65,522)	—	—	27,526,301
MFS New Discovery Series	—	—	—	6,614,354
MFS New Discovery Value Portfolio	(1,269)	—	—	6,887,437
MFS Research International Portfolio	—	—	—	26,685,573
MFS Research Series	37,411	—	—	41,028,652
MFS Total Return Bond Series	(366,640)	—	—	115,648,094
MFS Value Series	97,653	—	—	40,949,099

	$(1,173,587)	$—	$1,210	$681,710,488

4

QUARTERLY REPORT

March 31, 2016

MFS® GLOBAL REAL ESTATE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Real Estate – 97.9%
Advance Residence Investment Corp., REIT	1,853	$4,690,743
Alexandria Real Estate Equities, Inc., REIT	36,717	3,337,208
Ascendas India Trust, REIT	4,986,200	3,236,951
Atrium European Real Estate Ltd.	1,050,435	4,190,686
AvalonBay Communities, Inc., REIT	24,740	4,705,548
Big Yellow Group PLC, REIT	368,180	4,095,542
Boardwalk, REIT	121,199	4,833,029
Colony Starwood Homes, REIT	129,005	3,192,874
Corporate Office Properties Trust, REIT	169,617	4,450,750
DDR Corp., REIT	137,977	2,454,611
Dream Office REIT	393,642	6,289,179
Equity Commonwealth, REIT (a)	55,688	1,571,515
Equity Lifestyle Properties, Inc., REIT	62,685	4,559,080
Federal Realty Investment Trust, REIT	21,147	3,299,989
Gateway Lifestyle Stapled Security	1,585,596	3,281,685
Gramercy Property Trust, Inc., REIT	560,563	4,736,757
Grand City Properties S.A.	124,495	2,861,589
Hang Lung Properties Ltd.	2,827,944	5,402,635
Hibernia PLC, REIT	1,977,686	2,930,032
Japan Logistics Fund, Inc. REIT	980	2,047,163
Kenedix Office Investment Corp., REIT	619	3,553,014
Kerry Properties Ltd.	1,766,500	4,850,426
LEG Immobilien AG	33,932	3,198,939
Link REIT	841,264	4,988,578
LondonMetric Property PLC, REIT	1,347,417	3,069,269
Mapletree Logistics Trust, REIT	6,559,100	4,915,006
Medical Properties Trust, Inc., REIT	381,922	4,957,348
Mid-America Apartment Communities, Inc., REIT	38,039	3,887,966
Mitsui Fudosan Co. Ltd.	278,075	6,937,977
National Health Investors, Inc., REIT	49,930	3,321,344
National Storage, REIT	2,718,836	3,355,440

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Public Storage, Inc., REIT	31,712	$8,747,121
Rexford Industrial Realty, Inc., REIT	213,213	3,871,948
Shaftesbury PLC, REIT	245,247	3,208,868
Simon Property Group, Inc., REIT	66,898	13,894,046
Sino Land Co. Ltd.	3,159,074	5,000,861
Sovran Self Storage, Inc., REIT	16,946	1,998,781
STAG Industrial, Inc., REIT	77,870	1,585,433
Starwood Property Trust, Inc., REIT	162,241	3,071,222
Store Capital Corp., REIT	81,142	2,099,955
Tanger Factory Outlet Centers, Inc., REIT	151,558	5,515,196
Unibail-Rodamco, REIT	20,297	5,584,601
Urban Edge Properties, REIT	107,819	2,786,043
Ventas, Inc., REIT	95,674	6,023,635
Vornado Realty Trust, REIT	43,866	4,142,266
Westfield Corp., REIT	543,006	4,158,251
Weyerhaeuser Co., REIT	96,307	2,983,591
WP GLIMCHER, Inc., REIT	459,559	4,361,218

		$202,235,909

Telecommunications – Wireless – 1.0%
American Tower Corp., REIT	20,138	$2,061,527

Total Common Stocks		$204,297,436

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	147	$147

Total Investments		$204,297,583

OTHER ASSETS, LESS LIABILITIES – 1.1%		2,343,915

Net Assets – 100.0%		$206,641,498

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$204,297,436	$—	$—	$204,297,436
Mutual Funds	147	—	—	147
Total Investments	$204,297,583	$—	$—	$204,297,583

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $66,980,361 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

2

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$184,545,125
Gross unrealized appreciation	30,317,833
Gross unrealized depreciation	(10,565,375)
Net unrealized appreciation (depreciation)	$19,752,458

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	271	10,756,784	(10,756,908)	147

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$934	$147

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2016, are as follows:

United States	53.3%
Hong Kong	9.8%
Japan	8.3%
Canada	5.4%
Australia	5.2%
United Kingdom	5.0%
Singapore	4.0%
Germany	2.9%
France	2.7%
Other Countries	3.4%

3

QUARTERLY REPORT

March 31, 2016

MFS® GROWTH

ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 99.9%
MFS Emerging Markets Equity Portfolio – Initial Class	391,538	$4,635,816
MFS Global Governments Portfolio – Initial Class	1,727,033	18,082,036
MFS Global Real Estate Portfolio – Initial Class	1,607,176	23,304,048
MFS Growth Series – Initial Class	1,282,244	50,712,765
MFS High Yield Portfolio – Initial Class	4,102,715	22,770,071
MFS Inflation-Adjusted Bond Portfolio – Initial Class	2,238,869	22,702,127
MFS International Growth Portfolio – Initial Class	1,813,502	23,122,152
MFS International Value Portfolio – Initial Class	1,000,671	23,045,457
MFS Limited Maturity Portfolio – Initial Class	865,124	8,850,218
MFS Mid Cap Growth Series – Initial Class	5,117,653	41,760,045
MFS Mid Cap Value Portfolio – Initial Class	5,129,031	41,750,315

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Series – Initial Class	617,266	$9,086,154
MFS New Discovery Value Portfolio – Initial Class	944,586	9,294,730
MFS Research International Portfolio – Initial Class	3,075,199	41,115,409
MFS Research Series – Initial Class	1,722,177	46,102,668
MFS Total Return Bond Series – Initial Class	1,673,347	22,422,853
MFS Value Series – Initial Class	2,689,826	50,568,728

Total Underlying Affiliated Funds		$459,325,592

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	220,394	$220,394

Total Investments		$459,545,986

OTHER ASSETS, LESS LIABILITIES – 0.0%		191,306

Net Assets – 100.0%		$459,737,292

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$459,545,986	$—	$—	$459,545,986

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$406,040,794
Gross unrealized appreciation	58,755,632
Gross unrealized depreciation	(5,250,440)
Net unrealized appreciation (depreciation)	$53,505,192

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Portfolio	400,141	2,018	(10,621)	391,538
MFS Global Governments Portfolio	1,904,337	7,569	(184,873)	1,727,033
MFS Global Real Estate Portfolio	1,741,951	11	(134,786)	1,607,176
MFS Growth Series	1,292,104	1,306	(11,166)	1,282,244
MFS High Yield Portfolio	4,318,327	1,265	(216,877)	4,102,715
MFS Inflation-Adjusted Bond Portfolio	2,387,168	13,587	(161,886)	2,238,869
MFS Institutional Money Market Portfolio	422,380	5,743,339	(5,945,325)	220,394
MFS International Growth Portfolio	1,874,246	170	(60,914)	1,813,502
MFS International Value Portfolio	1,051,104	29	(50,462)	1,000,671
MFS Limited Maturity Portfolio	927,150	4,777	(66,803)	865,124
MFS Mid Cap Growth Series	5,177,362	4,027	(63,736)	5,117,653
MFS Mid Cap Value Portfolio	5,404,298	1,878	(277,145)	5,129,031
MFS New Discovery Series	607,496	9,770	—	617,266
MFS New Discovery Value Portfolio	994,042	417	(49,873)	944,586
MFS Research International Portfolio	3,064,339	13,354	(2,494)	3,075,199
MFS Research Series	1,769,469	95	(47,387)	1,722,177
MFS Total Return Bond Series	1,804,081	7,060	(137,794)	1,673,347
MFS Value Series	2,819,114	51	(129,339)	2,689,826

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Portfolio	$(29,477)	$—	$—	$4,635,816
MFS Global Governments Portfolio	(196,117)	—	—	18,082,036
MFS Global Real Estate Portfolio	230,225	—	—	23,304,048
MFS Growth Series	79,237	—	—	50,712,765
MFS High Yield Portfolio	(165,184)	—	—	22,770,071
MFS Inflation-Adjusted Bond Portfolio	(213,416)	—	—	22,702,127
MFS Institutional Money Market Portfolio	—	—	123	220,394
MFS International Growth Portfolio	(3,775)	—	—	23,122,152
MFS International Value Portfolio	250,704	—	—	23,045,457
MFS Limited Maturity Portfolio	(4,592)	—	—	8,850,218
MFS Mid Cap Growth Series	12,276	—	—	41,760,045
MFS Mid Cap Value Portfolio	(170,275)	—	—	41,750,315
MFS New Discovery Series	—	—	—	9,086,154
MFS New Discovery Value Portfolio	(57,366)	—	—	9,294,730
MFS Research International Portfolio	(1,421)	—	—	41,115,409
MFS Research Series	47,204	—	—	46,102,668
MFS Total Return Bond Series	(128,799)	—	—	22,422,853
MFS Value Series	201,089	—	—	50,568,728

	$(149,687)	$—	$123	$459,545,986

4

QUARTERLY REPORT

March 31, 2016

MFS® INFLATION-ADJUSTED

BOND PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 98.6%
International Market Sovereign – 53.8%
Commonwealth of Australia, Inflation Linked Bond, 4%, 8/20/2020	AUD	5,743,500	$5,101,581
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 2/21/2022	AUD	847,860	683,237
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/2025	AUD	1,030,304	968,519
Commonwealth of Australia, Inflation Linked Bond, 2%, 8/21/2035	AUD	317,580	287,675
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/2023	EUR	2,141,370	2,613,713
Federal Republic of Germany, Inflation Linked Bond, 0.5%, 4/15/2030	EUR	995,100	1,317,829
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/2046	EUR	499,960	663,379
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2021	CAD	1,984,177	1,943,737
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2026	CAD	1,443,770	1,625,905
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031	CAD	874,169	1,063,501
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036	CAD	861,819	1,002,563
Government of Canada, Inflation Linked Bond, 2%, 12/01/2041	CAD	1,266,651	1,332,337
Government of Canada, Inflation Linked Bond, 1.5%, 12/01/2044	CAD	1,316,268	1,286,411
Government of Canada, Inflation Linked Bond, 1.25%, 12/01/2047	CAD	668,506	628,743
Government of France, Inflation Linked Bond, 2.25%, 7/25/2020	EUR	2,403,400	3,142,318
Government of France, Inflation Linked Bond, 1.1%, 7/25/2022	EUR	3,418,496	4,400,262
Government of France, Inflation Linked Bond, 2.1%, 7/25/2023	EUR	2,992,743	4,141,425
Government of France, Inflation Linked Bond, 0.25%, 7/25/2024	EUR	1,700,680	2,103,508
Government of France, Inflation Linked Bond, 3.4%, 7/25/2029	EUR	3,297,621	5,741,152
Government of France, Inflation Linked Bond, 3.15%, 7/25/2032	EUR	1,825,137	3,263,874
Government of France, Inflation Linked Bond, 1.8%, 7/25/2040	EUR	2,007,591	3,356,907
Government of Japan, Inflation Linked Bond, 1%, 6/10/2016	JPY	334,750,000	3,002,622
Government of Japan, Inflation Linked Bond, 1.3%, 9/10/2017	JPY	769,500,000	7,162,035
Government of Japan, Inflation Linked Bond, 1.4%, 3/10/2018	JPY	203,600,000	1,923,929
Government of Japan, Inflation Linked Bond, 0.1%, 9/10/2023	JPY	565,400,000	5,206,131
Government of New Zealand, Inflation Linked Bond, 2%, 9/20/2025	NZD	5,171,500	3,600,617

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/2030	NZD	1,742,670	$1,342,919
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2035	NZD	1,009,200	738,458
Kingdom of Denmark, Inflation Linked Bond, 0.1%, 11/15/2023	DKK	6,205,080	995,936
Kingdom of Spain, Inflation Linked Bond, 0.55%, 11/30/2019	EUR	1,479,195	1,745,453
Kingdom of Spain, Inflation Linked Bond, 1.8%, 11/30/2024	EUR	1,612,323	2,038,584
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030	EUR	491,710	565,781
Kingdom of Sweden, Inflation Linked Bond, 3.5%, 12/01/2028	SEK	7,944,360	1,525,812
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2019	EUR	4,905,720	6,138,810
Republic of Italy, Inflation Linked Bond, 2.1%, 9/15/2021	EUR	4,801,230	6,145,687
Republic of Italy, Inflation Linked Bond, 2.6%, 9/15/2023	EUR	5,059,485	6,813,055
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2024	EUR	1,385,552	1,840,861
Republic of Italy, Inflation Linked Bond, 3.1%, 9/15/2026	EUR	1,326,363	1,908,831
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032	EUR	983,730	1,189,616
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035	EUR	3,590,674	5,120,767
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041	EUR	1,155,568	1,714,656
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2024	GBP	1,868,248	2,962,383
United Kingdom Treasury, Inflation Linked Bond, 2.5%, 7/17/2024	GBP	1,995,025	3,692,037
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2027	GBP	2,889,825	5,288,578
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2029	GBP	3,599,345	5,928,861
United Kingdom Treasury, Inflation Linked Bond, 4.125%, 7/22/2030	GBP	1,246,117	3,127,411
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2032	GBP	1,841,486	3,691,657
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/2034	GBP	2,061,677	3,925,121
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035	GBP	2,228,354	5,028,021
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037	GBP	2,463,326	5,290,580
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040	GBP	2,101,267	4,264,595
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042	GBP	2,838,150	5,991,576

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044	GBP	1,628,029	$3,102,631
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047	GBP	2,264,555	5,246,097
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050	GBP	2,403,671	5,431,422
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052	GBP	1,817,640	3,943,026
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055	GBP	2,206,930	6,578,842
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058	GBP	1,264,225	2,871,051
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062	GBP	2,089,469	5,490,385
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065	GBP	149,058	374,695
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068	GBP	1,829,317	4,811,107

			$194,429,212

U.S. Treasury Inflation Protected Securities – 44.8%
U.S. Treasury Bonds, 0.125%, 4/15/2020		$6,575,920	$6,713,781
U.S. Treasury Bonds, 1.125%, 1/15/2021		6,115,870	6,535,780
U.S. Treasury Bonds, 0.375%, 7/15/2023		7,563,019	7,790,008
U.S. Treasury Bonds, 0.625%, 1/15/2024		8,256,989	8,597,375
U.S. Treasury Bonds, 0.125%, 7/15/2024		4,948,939	4,965,954
U.S. Treasury Bonds, 0.25%, 1/15/2025		4,404,145	4,441,245
U.S. Treasury Bonds, 2.375%, 1/15/2025		5,968,876	7,107,856
U.S. Treasury Bonds, 0.375%, 7/15/2025		4,455,718	4,553,013
U.S. Treasury Bonds, 0.625%, 1/15/2026		1,794,726	1,876,260
U.S. Treasury Bonds, 2%, 1/15/2026		2,813,480	3,293,969
U.S. Treasury Bonds, 2.375%, 1/15/2027		1,831,513	2,236,902
U.S. Treasury Bonds, 1.75%, 1/15/2028		1,354,794	1,570,820

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Bonds, 3.625%, 4/15/2028	$4,265,498	$5,872,835
U.S. Treasury Bonds, 2.5%, 1/15/2029	3,095,261	3,887,131
U.S. Treasury Bonds, 3.875%, 4/15/2029	4,081,337	5,841,891
U.S. Treasury Bonds, 3.375%, 4/15/2032	934,318	1,352,401
U.S. Treasury Bonds, 2.125%, 2/15/2040	1,969,746	2,515,863
U.S. Treasury Bonds, 2.125%, 2/15/2041	4,399,884	5,662,901
U.S. Treasury Bonds, 0.75%, 2/15/2042	1,606,271	1,558,878
U.S. Treasury Bonds, 0.625%, 2/15/2043	5,059,608	4,749,312
U.S. Treasury Bonds, 1.375%, 2/15/2044	3,503,031	3,921,707
U.S. Treasury Bonds, 0.75%, 2/15/2045	2,633,944	2,548,306
U.S. Treasury Notes, 0.125%, 4/15/2018	1,735,156	1,765,859
U.S. Treasury Notes, 1.375%, 7/15/2018	1,098,660	1,159,129
U.S. Treasury Notes, 2.125%, 1/15/2019	2,259,927	2,439,691
U.S. Treasury Notes, 0.125%, 4/15/2019	7,785,316	7,953,292
U.S. Treasury Notes, 1.875%, 7/15/2019	2,219,160	2,412,440
U.S. Treasury Notes, 1.375%, 1/15/2020	1,938,099	2,074,801
U.S. Treasury Notes, 1.25%, 7/15/2020	6,080,301	6,536,165
U.S. Treasury Notes, 0.625%, 7/15/2021	8,638,515	9,066,726
U.S. Treasury Notes, 0.125%, 1/15/2022	8,249,437	8,371,141
U.S. Treasury Notes, 0.125%, 7/15/2022 (f)	13,876,303	14,116,973
U.S. Treasury Notes, 0.125%, 1/15/2023	8,377,477	8,446,197

		$161,936,602

Total Bonds		$356,365,814

MONEY MARKET FUNDS – 1.7%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	6,135,731	$6,135,731

Total Investments		$362,501,545

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(1,047,664)

Net Assets – 100.0%		$361,453,881

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NZD	New Zealand Dollar

SEK	Swedish Krona

2

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 3/31/16

Forward Foreign Currency Exchange Contracts at 3/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Citibank N.A.	615,155	4/15/16	$459,520	$471,313	$11,793
BUY	AUD	Goldman Sachs International	2,131,050	4/15/16	1,607,932	1,632,742	24,810
BUY	AUD	Merrill Lynch International	2,563,000	4/15/16	1,789,853	1,963,688	173,835
BUY	CAD	Royal Bank of Scotland Group PLC	5,301,931	4/15/16	3,849,809	4,082,455	232,646
BUY	DKK	Goldman Sachs International	11,784,236	4/15/16	1,710,546	1,800,066	89,520
BUY	EUR	Brown Brothers Harriman	637,000	4/15/16	719,693	725,087	5,394
BUY	EUR	Deutsche Bank AG	9,282,430	4/15/16	10,464,473	10,566,038	101,565
BUY	EUR	Goldman Sachs International	16,621,400	4/15/16	18,344,610	18,919,868	575,258
BUY	GBP	Goldman Sachs International	1,019,077	4/15/16	1,446,535	1,463,697	17,162
BUY	GBP	Morgan Stanley Capital Services, Inc.	2,251,000	4/15/16	3,231,274	3,233,104	1,830
BUY	GBP	Royal Bank of Scotland Group PLC	207,592	4/15/16	297,428	298,163	735
SELL	GBP	Goldman Sachs International	972,723	4/15/16	1,423,095	1,397,118	25,977
BUY	JPY	Brown Brothers Harriman	72,189,000	4/15/16	612,216	641,660	29,444
BUY	JPY	Goldman Sachs International	537,144,214	4/15/16	4,741,612	4,774,470	32,858
BUY	NZD	Deutsche Bank AG	3,088,000	4/15/16	1,997,862	2,133,172	135,310
BUY	SEK	Goldman Sachs International	21,189,181	4/15/16	2,511,355	2,611,081	99,726
BUY	SEK	Morgan Stanley Capital Services, Inc.	29,590,000	4/15/16	3,607,422	3,646,290	38,868

							$1,596,731

Liability Derivatives
SELL	AUD	Goldman Sachs International	7,357,125	4/15/16	$5,213,772	$5,636,790	$(423,018)
SELL	AUD	Westpac Banking Corp.	1,462,201	4/15/16	1,017,158	1,120,291	(103,133)
SELL	CAD	Goldman Sachs International	7,931,531	4/15/16	5,637,975	6,107,232	(469,257)
SELL	CAD	Merrill Lynch International	1,098,308	4/15/16	772,510	845,691	(73,181)
SELL	CAD	Morgan Stanley Capital Services, Inc.	2,497,000	4/15/16	1,780,715	1,922,675	(141,960)
SELL	DKK	Credit Suisse Group	13,191,130	4/15/16	1,919,547	2,014,972	(95,425)
SELL	EUR	Goldman Sachs International	12,658,189	4/15/16	14,022,596	14,408,610	(386,014)
SELL	EUR	HSBC Bank	642,000	4/15/16	714,432	730,778	(16,346)
SELL	EUR	Morgan Stanley Capital Services, Inc.	3,218,000	4/15/16	3,549,873	3,662,997	(113,124)
BUY	GBP	BNP Paribas S.A.	11,186,225	4/15/16	16,155,873	16,066,737	(89,136)
BUY	GBP	Goldman Sachs International	1,483,456	4/15/16	2,148,495	2,130,683	(17,812)
SELL	GBP	Barclays Bank PLC	374,000	4/15/16	534,771	537,175	(2,404)
SELL	GBP	Brown Brothers Harriman	876,000	4/15/16	1,245,829	1,258,196	(12,367)
SELL	GBP	Deutsche Bank AG	748,000	4/15/16	1,072,788	1,074,350	(1,562)
SELL	GBP	Goldman Sachs International	4,665,858	4/15/16	6,662,002	6,701,556	(39,554)
SELL	GBP	Royal Bank of Scotland Group PLC	1,518,000	4/15/16	2,117,212	2,180,298	(63,086)
SELL	JPY	UBS AG	1,675,205,944	4/15/16	14,273,593	14,890,265	(616,672)
SELL	NZD	Goldman Sachs International	4,206,242	4/15/16	2,819,239	2,905,647	(86,408)
SELL	NZD	Westpac Banking Corp.	5,138,695	4/15/16	3,336,965	3,549,779	(212,814)
SELL	SEK	Goldman Sachs International	1,503,000	4/15/16	177,434	185,210	(7,776)

							$(2,971,049)

Futures Contracts at 3/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	122	$15,907,656	June - 2016	$14,067

At March 31, 2016, the fund had liquid securities with an aggregate value of $182,370 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$161,936,602	$—	$161,936,602
Non-U.S. Sovereign Debt	—	194,429,212	—	194,429,212
Mutual Funds	6,135,731	—	—	6,135,731
Total Investments	$6,135,731	$356,365,814	$—	$362,501,545

Other Financial Instruments
Futures Contracts	$14,067	$—	$—	$14,067
Forward Foreign Currency Exchange Contracts	—	(1,374,318)	—	(1,374,318)

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$353,075,653
Gross unrealized appreciation	17,068,945
Gross unrealized depreciation	(7,643,053)
Net unrealized appreciation (depreciation)	$9,425,892

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,727,534	38,661,961	(40,253,764)	6,135,731

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,542	$6,135,731

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2016, are as follows:

United States	46.1%
United Kingdom	24.1%
Italy	8.5%
France	7.3%
Japan	4.8%
Canada	2.5%
Australia	2.0%
New Zealand	1.6%
Germany	1.3%
Other Countries	1.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

5

QUARTERLY REPORT

March 31, 2016

MFS® LIMITED MATURITY PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 98.3%
Asset-Backed & Securitized – 14.1%
AmeriCredit Automobile Receivables Trust, 2015-1, “A2A”, 0.77%, 4/09/2018	$624,136	$623,609
AmeriCredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/2019	2,015,296	2,012,877
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/2022 (n)	578,997	577,676
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (z)	2,060,000	2,059,731
Babson Ltd., CLO, “A1”, FRN, 0.844%, 1/18/2021 (n)	647,981	640,275
BMW Vehicle Lease Trust, 2015-1, “A2B”, FRN, 0.752%, 2/21/2017	1,876,962	1,876,962
Carmax Auto Owner Trust, 2014-4, “A2A”, 0.67%, 2/15/2018	923,905	923,445
Cent CDO XI Ltd., “A1”, FRN, 0.878%, 4/25/2019 (n)	1,690,650	1,669,314
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.583%, 3/15/2028 (n)	1,747,000	1,747,000
Chesapeake Funding LLC, “A”, FRN, 0.89%, 1/07/2025 (n)	1,435,363	1,432,561
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.94%, 2/07/2027 (n)	2,083,701	2,076,983
Chrysler Capital Auto Receivables Trust, 2015-AA, “A2”, 0.81%, 11/15/2017 (n)	1,262,224	1,262,012
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	773,260	788,341
CNH Equipment Trust, “A2”, 0.63%, 12/15/2017	597,740	597,450
CNH Wholesale Master Note Trust, “A”, FRN, 1.036%, 8/15/2019 (n)	4,280,000	4,274,500
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	2,683,000	2,679,139
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.941%, 9/15/2039	1,213,332	1,257,145
CWCapital Cobalt Ltd., “A4”, FRN, 5.761%, 5/15/2046	1,634,832	1,690,232
DT Auto Owner Trust, 0.98%, 4/16/2018 (n)	372,934	372,526
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/2019 (n)	1,498,441	1,493,922
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/2019 (n)	799,858	798,390
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/2019 (n)	1,240,802	1,236,176
Exeter Automobile Receivables Trust, 2016-1A, “A”, 2.35%, 7/15/2020 (z)	999,807	999,944
FDIC Stuctured Sale Guaranteed Notes, “1-A”, FRN, 0.982%, 2/25/2048 (n)	182,002	182,036
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (z)	1,990,557	1,985,098
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	1,104,000	1,118,473

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	$3,515,000	$3,546,769
Ford Credit Floorplan Master Owner Trust, “A”, 1.92%, 1/15/2019	2,310,000	2,320,299
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.836%, 1/15/2020	1,500,000	1,492,759
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.812%, 7/20/2019	3,210,000	3,196,164
GM Financial Automobile Leasing Trust, 2014-2A, “A2”, 0.73%, 2/20/2017 (n)	263,933	263,910
GM Financial Automobile Leasing Trust, 2015-3A, “A2”, 1.17%, 6/20/2018	2,150,000	2,146,443
GO Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/2018 (n)	829,659	828,839
GO Financial Auto Securitization, Trust, 2015-2, “A”, 3.27%, 11/15/2018 (z)	1,285,998	1,278,379
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.864%, 6/17/2021 (n)	168,539	167,752
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.991%, 12/10/2027 (n)	1,723,078	1,720,098
Honda Auto Receivables Owner Trust, 2015-1, “A2”, 0.7%, 6/15/2017	871,095	870,848
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/2017 (n)	2,926,937	2,927,232
Hyundai Auto Receivables Trust 2015-C, “A2A”, 0.99%, 11/15/2018	1,810,000	1,809,134
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/2049	2,352,921	2,401,128
Kingsland III Ltd., “A1”, CDO, FRN, 0.839%, 8/24/2021 (n)	640,295	636,770
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.968%, 5/15/2021 (n)	620,064	616,141
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/2017 (n)	1,871,059	1,868,502
Mercedes-Benz Auto Lease Trust, 2015-A, “A2B”, FRN, 0.752%, 2/15/2017	710,601	710,531
Mercedes-Benz Auto Lease Trust, 2015-B, “A2A”, 1%, 1/16/2018	2,530,000	2,526,677
Motor PLC, 2014-1A, “A1”, FRN, 0.913%, 8/25/2021 (n)	393,483	393,206
Motor PLC, 2015-1A, “A1”, FRN, 1.033%, 6/25/2022 (n)	2,658,000	2,653,038
Nationstar HECM Loan Trust, 2015-2A, “A”, 2.882%, 11/25/2025 (z)	889,699	888,170
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	3,702,000	3,667,635
Nissan Master Owner Trust Receivables 2015, “A-1”, FRN, 0.836%, 1/15/2020	3,990,000	3,981,584
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	1,561,440	1,543,883
SLM Student Loan Trust, “A-4”, FRN, 0.698%, 10/25/2021	853,180	850,783

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Student Loan Consolidation Center, “A”, FRN, 1.653%, 10/25/2027 (n)	$967,402	$965,134
Suntrust Auto Receivables Trust, 0.99%, 6/15/2018 (n)	2,434,971	2,434,657
Toyota Auto Receivables Owner Trust, 2015-A, “A2”, 0.71%, 7/17/2017	1,026,056	1,025,606
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 1.691%, 5/17/2032 (n)	1,270,000	1,237,279
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.782%, 7/22/2019 (n)	4,620,000	4,553,686
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/2018 (n)	1,778,000	1,778,082
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/2023 (n)	1,377,118	1,372,682

		$95,049,617

Automotive – 4.9%
American Honda Finance Corp., FRN, 1.117%, 10/07/2016	$2,000,000	$2,004,162
Daimler Finance North America LLC, 2.4%, 4/10/2017 (n)	1,800,000	1,820,362
Daimler Finance North America LLC, FRN, 1.295%, 8/01/2016 (n)	3,820,000	3,822,789
Ford Motor Credit Co. LLC, 8%, 12/15/2016	3,500,000	3,653,755
Ford Motor Credit Co. LLC, FRN, 1.556%, 1/09/2018	1,940,000	1,917,471
Hyundai Capital America, 2%, 3/19/2018 (n)	2,863,000	2,883,227
Hyundai Capital America, 2.4%, 10/30/2018 (n)	1,820,000	1,832,143
Nissan Motor Acceptance Corp., FRN, 1.303%, 9/26/2016 (n)	3,480,000	3,483,595
Nissan Motor Acceptance Corp., FRN, 1.181%, 3/03/2017 (n)	1,890,000	1,890,713
Toyota Motor Credit Corp., 1.7%, 2/19/2019	1,510,000	1,524,094
Toyota Motor Credit Corp., FRN, 1.009%, 1/17/2019	3,370,000	3,344,654
Volkswagen Group of America Finance LLC, FRN, 0.988%, 5/23/2017 (n)	2,090,000	2,065,511
Volkswagen Group of America Finance LLC, FRN, 1.058%, 11/20/2017 (n)	1,080,000	1,059,648
Volkswagen International Finance N.V., 1.125%, 11/18/2016 (n)	1,620,000	1,613,087

		$32,915,211

Banks & Diversified Financials (Covered Bonds) – 1.9%
Bank of Scotland PLC, 5.25%, 2/21/2017 (n)	$3,900,000	$4,035,864
Royal Bank of Canada, 1.125%, 7/22/2016	1,450,000	1,451,657
SpareBank 1 Boligkreditt A.S., 2.625%, 5/27/2016 (n)	2,900,000	2,906,954

Issuer	Shares/Par	Value ($)
BONDS – continued
Banks & Diversified Financials (Covered Bonds) – continued
SpareBank 1 Boligkreditt A.S., 2.3%, 6/30/2017 (n)	$4,100,000	$4,148,954

		$12,543,429

Broadcasting – 0.2%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$1,141,000	$1,126,038

Brokerage & Asset Managers – 0.4%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$2,516,000	$2,568,982

Business Services – 0.8%
Cisco Systems, Inc., FRN, 0.911%, 3/03/2017	$3,850,000	$3,854,547
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	800,000	813,039
Total System Services, Inc., 3.8%, 4/01/2021	740,000	761,018

		$5,428,604

Cable TV – 0.1%
NBCUniversal Enterprise Co., FRN, 1.159%, 4/15/2016 (n)	$1,000,000	$1,000,174

Chemicals – 1.2%
CF Industries, Inc., 6.875%, 5/01/2018	$2,348,000	$2,554,699
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	2,350,000	2,333,254
Dow Chemical Co., 8.55%, 5/15/2019	1,570,000	1,867,528
LyondellBasell Industries N.V., 5%, 4/15/2019	950,000	1,014,934

		$7,770,415

Computer Software – 0.7%
Microsoft Corp., 2%, 11/03/2020	$4,379,000	$4,486,513

Computer Software – Systems – 0.4%
Apple, Inc., 1.7%, 2/22/2019	$775,000	$786,579
Apple, Inc., FRN, 0.868%, 5/03/2018	2,030,000	2,026,356

		$2,812,935

Conglomerates – 0.9%
ABB Finance (USA), Inc., 1.625%, 5/08/2017	$930,000	$935,585
ABB Treasury Center (USA), Inc., 2.5%, 6/15/2016 (n)	3,860,000	3,869,384
Roper Industries, Inc., 1.85%, 11/15/2017	1,299,000	1,300,152

		$6,105,121

Consumer Products – 1.1%
Mattel, Inc., 1.7%, 3/15/2018	$1,232,000	$1,220,101
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	3,470,000	3,507,938
Reckitt Benckiser PLC, 2.125%, 9/21/2018 (n)	2,480,000	2,500,386

		$7,228,425

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Consumer Services – 0.3%
Experian Finance PLC, 2.375%, 6/15/2017 (n)	$1,788,000	$1,785,034

Electrical Equipment – 0.7%
Amphenol Corp., 1.55%, 9/15/2017	$1,230,000	$1,227,843
Arrow Electronics, Inc., 3%, 3/01/2018	919,000	930,233
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	2,430,000	2,424,433

		$4,582,509

Electronics – 0.5%
Lam Research Corp., 2.75%, 3/15/2020	$1,243,000	$1,221,906
Tyco Electronics Group S.A., 2.375%, 12/17/2018	971,000	981,926
Xilinx, Inc., 2.125%, 3/15/2019	1,490,000	1,498,046

		$3,701,878

Emerging Market Quasi-Sovereign – 1.1%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/2016	$2,410,000	$2,409,279
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	2,022,000	2,057,385
Petroleos Mexicanos, 3.125%, 1/23/2019	487,000	482,617
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	2,429,000	2,422,505

		$7,371,786

Energy – Independent – 0.2%
Anadarko Petroleum Corp., 6.375%, 9/15/2017	$1,100,000	$1,152,773

Energy – Integrated – 1.7%
BG Energy Capital PLC, 2.875%, 10/15/2016 (n)	$2,900,000	$2,912,664
BP Capital Markets PLC, 2.521%, 1/15/2020	1,371,000	1,392,004
Chevron Corp., 0.889%, 6/24/2016	1,170,000	1,170,496
Shell International Finance B.V., FRN, 0.828%, 11/15/2016	3,280,000	3,279,560
Total Capital International S.A., 1.5%, 2/17/2017	2,900,000	2,913,386

		$11,668,110

Financial Institutions – 0.4%
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	$2,949,000	$2,923,288

Food & Beverages – 5.5%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/2019	$2,405,000	$2,439,343
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	2,528,000	2,597,740
Anheuser-Busch InBev S.A., 1.375%, 7/15/2017	2,700,000	2,714,764
Diageo Capital PLC, 1.5%, 5/11/2017	2,000,000	2,010,262
H.J. Heinz Co., 1.6%, 6/30/2017 (n)	2,710,000	2,718,721
Ingredion, Inc., 1.8%, 9/25/2017	1,950,000	1,940,806
J.M. Smucker Co., 1.75%, 3/15/2018	960,000	963,842
Kellogg Co., 4.45%, 5/30/2016	690,000	693,970

Issuer	Shares/Par	Value ($)
BONDS – continued
Food & Beverages – continued
Kraft Foods Group, Inc., 6.125%, 8/23/2018	$1,800,000	$1,983,962
Mead Johnson Nutrition Co., 3%, 11/15/2020	700,000	719,330
Molson Coors Brewing Co., 2%, 5/01/2017	2,854,000	2,866,238
PepsiCo, Inc., 2.5%, 5/10/2016	2,600,000	2,605,489
Pernod-Ricard S.A., 2.95%, 1/15/2017 (n)	4,060,000	4,100,166
Tyson Foods, Inc., 6.6%, 4/01/2016	3,320,000	3,320,000
Tyson Foods, Inc., 2.65%, 8/15/2019	968,000	992,750
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	1,970,000	1,952,544
Wm. Wrigley Jr. Co., 1.4%, 10/21/2016 (n)	2,289,000	2,293,789
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	334,000	337,335

		$37,251,051

Food & Drug Stores – 0.5%
CVS Health Corp., 1.2%, 12/05/2016	$830,000	$831,567
CVS Health Corp., 5.75%, 6/01/2017	1,333,000	1,404,355
CVS Health Corp., 1.9%, 7/20/2018	1,000,000	1,014,593

		$3,250,515

Gaming & Lodging – 0.4%
Wyndham Worldwide Corp., 2.95%, 3/01/2017	$2,526,000	$2,549,921

Insurance – 1.4%
American International Group, Inc., 2.3%, 7/16/2019	$408,000	$412,202
American International Group, Inc., 3.3%, 3/01/2021	3,039,000	3,107,034
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	2,660,000	2,646,450
Prudential Financial, Inc., FRN, 1.398%, 8/15/2018	1,500,000	1,496,381
Voya Financial, Inc., 2.9%, 2/15/2018	1,645,000	1,670,341

		$9,332,408

Insurance – Health – 0.3%
UnitedHealth Group, Inc., 1.45%, 7/17/2017	$2,060,000	$2,071,583

Insurance – Property & Casualty – 0.3%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019	$1,740,000	$1,755,688

International Market Quasi-Sovereign – 5.4%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/2018 (n)	$4,000,000	$4,023,080
Dexia Credit Local S.A., 1.25%, 10/18/2016 (n)	3,220,000	3,224,254
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	1,390,000	1,416,485
Electricite de France, 2.15%, 1/22/2019 (n)	2,500,000	2,528,990

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
International Market Quasi-Sovereign – continued
FMS Wertmanagement, 0.625%, 4/18/2016	$2,310,000	$2,310,030
KFW Government Development Banks, 1.125%, 11/16/2018	1,180,000	1,182,013
Kommunalbanken A.S., 1%, 3/15/2018 (n)	5,000,000	4,998,740
Municipality Finance PLC, 2.375%, 5/16/2016	2,350,000	2,354,747
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/2018 (n)	1,520,000	1,531,202
Statoil A.S.A., 7.375%, 5/01/2016 (n)	3,870,000	3,887,841
Statoil A.S.A., FRN, 0.908%, 5/15/2018	911,000	899,467
Statoil A.S.A., FRN, 1.08%, 11/08/2018	1,600,000	1,580,912
Swedish Export Credit Corp., FRN, 0.918%, 1/23/2017	6,320,000	6,328,317

		$36,266,078

International Market Sovereign – 0.6%
Kingdom of Sweden, 1%, 2/27/2018 (n)	$3,040,000	$3,045,238
Republic of Iceland, 4.875%, 6/16/2016 (n)	812,000	815,830

		$3,861,068

Internet – 0.1%
Baidu, Inc., 2.75%, 6/09/2019	$440,000	$445,159

Local Authorities – 1.1%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/2016	$4,860,000	$4,868,311
Kommuninvest i Sverige AB, 0.5%, 6/15/2016 (n)	2,400,000	2,399,558

		$7,267,869

Major Banks – 14.1%
ABN AMRO Bank N.V., 4.25%, 2/02/2017 (n)	$4,230,000	$4,318,026
ABN AMRO Bank N.V., FRN, 1.045%, 6/06/2016 (n)	1,640,000	1,640,262
Bank of America Corp., 5.625%, 10/14/2016	1,150,000	1,177,425
Bank of America Corp., 6%, 9/01/2017	5,050,000	5,337,087
Bank of America Corp., 6.875%, 4/25/2018	1,000,000	1,098,021
Bank of America Corp., 1.75%, 6/05/2018	2,490,000	2,489,407
Bank of America Corp., FRN, 0.913%, 6/15/2016	1,330,000	1,329,654
Bank of Montreal, FRN, 1.216%, 4/09/2018	1,380,000	1,378,028
Barclays PLC, 3.25%, 1/12/2021	2,740,000	2,728,259
BNP Paribas, FRN, 1.222%, 12/12/2016	790,000	790,890
BNP Paribas, FRN, 1.122%, 3/17/2017	1,860,000	1,859,347
Canadian Imperial Bank of Commerce, FRN, 1.139%, 7/18/2016	1,490,000	1,491,916
Commonwealth Bank of Australia, 1.75%, 11/02/2018	610,000	610,906
Commonwealth Bank of Australia, FRN, 1.123%, 9/20/2016 (n)	1,750,000	1,752,384

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
Commonwealth Bank of Australia, FRN, 0.992%, 3/13/2017 (n)	$2,160,000	$2,158,579
Commonwealth Bank of Australia, FRN, 0.903%, 9/08/2017 (n)	1,700,000	1,694,494
Credit Suisse New York, 1.75%, 1/29/2018	2,170,000	2,173,856
DNB Bank A.S.A., 3.2%, 4/03/2017 (n)	2,815,000	2,864,744
Goldman Sachs Group, Inc., FRN, 1.288%, 5/22/2017	1,200,000	1,199,117
Goldman Sachs Group, Inc., FRN, 1.818%, 4/30/2018	1,580,000	1,586,683
Goldman Sachs Group, Inc., FRN, 1.718%, 11/15/2018	3,100,000	3,099,690
Goldman Sachs Group, Inc., FRN, 1.638%, 10/23/2019	2,040,000	2,026,014
HSBC Bank PLC, FRN, 1.258%, 5/15/2018 (n)	2,273,000	2,260,996
Huntington National Bank, FRN, 1.043%, 4/24/2017	3,470,000	3,458,500
ING Bank N.V., 1.8%, 3/16/2018 (n)	3,290,000	3,299,584
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	1,340,000	1,365,247
Mizuho Bank Ltd., FRN, 1.08%, 9/25/2017 (n)	960,000	958,596
Mizuho Bank Ltd., FRN, 1.813%, 10/20/2018 (n)	2,390,000	2,396,943
Morgan Stanley, 5.75%, 10/18/2016	1,850,000	1,896,350
Morgan Stanley, 5.45%, 1/09/2017	2,475,000	2,553,410
Morgan Stanley, 4.75%, 3/22/2017	1,675,000	1,729,968
Morgan Stanley, 2.65%, 1/27/2020	2,300,000	2,334,006
Morgan Stanley, FRN, 1.996%, 2/01/2019	4,500,000	4,542,741
Nordea Bank AB, FRN, 1.078%, 5/13/2016 (n)	1,887,000	1,887,832
Nordea Bank AB, FRN, 0.972%, 4/04/2017 (n)	1,730,000	1,729,396
PNC Bank N.A., 1.3%, 10/03/2016	1,290,000	1,292,537
PNC Bank N.A., 1.15%, 11/01/2016	2,610,000	2,613,351
PNC Bank N.A., 2.25%, 7/02/2019	3,080,000	3,128,796
Royal Bank of Canada, FRN, 1.096%, 9/09/2016	1,820,000	1,822,297
Royal Bank of Canada, FRN, 1.335%, 12/10/2018	4,030,000	4,021,601
Sumitomo Mitsui Banking Corp., FRN, 0.941%, 7/11/2017	2,430,000	2,415,653
Wells Fargo & Co., FRN, 0.893%, 9/08/2017	4,090,000	4,070,470
Wells Fargo Bank N.A., FRN, 1.358%, 1/22/2018	250,000	250,741

		$94,833,804

Medical & Health Technology & Services – 1.2%
Becton, Dickinson and Co., 1.75%, 11/08/2016	$2,900,000	$2,909,645
Becton, Dickinson and Co., 1.45%, 5/15/2017	1,140,000	1,141,825

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Medical & Health Technology & Services – continued
Becton, Dickinson and Co., 1.8%, 12/15/2017	$200,000	$200,841
Covidien International Finance S.A., 6%, 10/15/2017	1,485,000	1,593,319
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	2,460,000	2,470,334

		$8,315,964

Medical Equipment – 0.5%
Medtronic, Inc., 1.5%, 3/15/2018	$1,320,000	$1,331,364
Zimmer Holdings, Inc., 2%, 4/01/2018	1,740,000	1,744,134

		$3,075,498

Metals & Mining – 0.9%
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/2017	$330,000	$315,150
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	800,000	708,000
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	1,650,000	1,540,688
Glencore Funding LLC, FRN, 1.795%, 5/27/2016 (n)	3,240,000	3,227,072

		$5,790,910

Midstream – 1.5%
Energy Transfer Partners LP, 2.5%, 6/15/2018	$1,050,000	$1,016,365
EnLink Midstream Partners LP, 2.7%, 4/01/2019	1,342,000	1,198,223
Enterprise Products Operating LP, 6.5%, 1/31/2019	630,000	690,216
Kinder Morgan (Delaware), Inc., 2%, 12/01/2017	1,460,000	1,444,356
ONEOK Partners LP, 6.15%, 10/01/2016	1,200,000	1,231,565
ONEOK Partners LP, 2%, 10/01/2017	775,000	750,565
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	195,000	194,725
TransCanada PipeLines Ltd., FRN, 1.283%, 6/30/2016	3,750,000	3,746,659

		$10,272,674

Mortgage-Backed – 3.0%
Fannie Mae, 2.8%, 3/01/2018	$3,052,834	$3,129,214
Fannie Mae, 3.743%, 6/01/2018	8,474,984	8,803,107
Fannie Mae, 5.5%, 5/01/2025	1,426,528	1,487,020
Fannie Mae, 5%, 3/01/2030 - 7/01/2039	1,689,008	1,866,832
Fannie Mae, 5%, 3/01/2042 (f)	1,237,624	1,373,960
Fannie Mae, FRN, 0.653%, 5/25/2018	2,147,485	2,133,823
Fannie Mae, FRN, 0.783%, 5/25/2018	1,700,191	1,699,654

		$20,493,610

Network & Telecom – 3.4%
AT&T, Inc., 2.4%, 8/15/2016	$4,950,000	$4,979,997
AT&T, Inc., 2.45%, 6/30/2020	3,240,000	3,283,160
British Telecommunications PLC, 2.35%, 2/14/2019	1,860,000	1,895,569

Issuer	Shares/Par	Value ($)
BONDS – continued
Network & Telecom – continued
Telefonica Emisiones SAU, 6.421%, 6/20/2016	$1,325,000	$1,339,207
Verizon Communications, Inc., 1.35%, 6/09/2017	2,200,000	2,206,310
Verizon Communications, Inc., 6.1%, 4/15/2018	2,500,000	2,727,063
Verizon Communications, Inc., FRN, 2.163%, 9/15/2016	1,650,000	1,658,940
Verizon Communications, Inc., FRN, 1.412%, 6/17/2019	4,600,000	4,589,061

		$22,679,307

Oil Services – 0.4%
Schlumberger Holdings Corp., 1.9%, 12/21/2017 (n)	$1,480,000	$1,476,485
Transocean, Inc., 5.8%, 12/15/2016	1,431,000	1,426,707

		$2,903,192

Oils – 0.4%
Marathon Petroleum Corp., 2.7%, 12/14/2018	$2,908,000	$2,904,586

Other Banks & Diversified Financials – 10.6%
Banco Santander Chile, FRN, 1.516%, 4/11/2017 (n)	$510,000	$505,538
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 1.246%, 9/09/2016 (n)	3,880,000	3,884,831
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (z)	798,000	813,930
Banque Federative du Credit Mutuel, FRN, 1.471%, 10/28/2016 (n)	4,070,000	4,078,608
Banque Federative du Credit Mutuel, FRN, 1.473%, 1/20/2017 (n)	800,000	802,322
BNZ International Funding Ltd. London, 1.9%, 2/26/2018 (n)	2,470,000	2,474,831
BPCE S.A., 1.625%, 1/26/2018	840,000	839,042
Capital One Bank (USA) N.A., FRN, 1.3%, 2/05/2018	2,300,000	2,289,303
Capital One Financial Corp., 2.45%, 4/24/2019	1,160,000	1,172,323
Citigroup, Inc., FRN, 1.39%, 4/08/2019	2,650,000	2,610,534
Citizens Bank N.A., 2.3%, 12/03/2018	1,380,000	1,387,798
Citizens Bank N.A., 2.5%, 3/14/2019	1,400,000	1,412,201
Discover Bank, 3.1%, 6/04/2020	1,705,000	1,717,501
Fifth Third Bancorp, 1.35%, 6/01/2017	3,620,000	3,618,780
Fifth Third Bancorp, 2.3%, 3/01/2019	1,171,000	1,181,595
Fifth Third Bancorp, 2.3%, 3/15/2019	1,200,000	1,210,831
First Republic Bank, 2.375%, 6/17/2019	849,000	847,963
Groupe BPCE S.A., 2.5%, 12/10/2018	2,980,000	3,032,987
Groupe BPCE S.A., FRN, 1.868%, 4/25/2016	4,340,000	4,343,190
Intesa Sanpaolo S.p.A., 2.375%, 1/13/2017	1,240,000	1,245,379
Lloyds Bank PLC, 1.621%, 1/22/2019	730,000	729,381
Macquarie Bank Ltd., FRN, 1.249%, 10/27/2017 (n)	2,670,000	2,659,213

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Other Banks & Diversified Financials – continued
National Bank of Canada, FRN, 1.472%, 12/14/2018	$2,480,000	$2,472,753
Rabobank Nederland N.V., 3.375%, 1/19/2017	3,000,000	3,053,700
Skandinaviska Enskilda, 1.75%, 3/19/2018 (n)	1,721,000	1,718,522
Svenska Handelsbanken AB, 2.875%, 4/04/2017	2,500,000	2,540,375
Swedbank AB, 2.125%, 9/29/2017 (n)	5,039,000	5,081,630
UBS AG, FRN, 0.998%, 8/14/2017	2,050,000	2,039,764
UBS Group Funding Ltd., 3%, 4/15/2021 (z)	2,915,000	2,918,478
UBS Group Funding Ltd., FRN, 2.068%, 9/24/2020 (n)	2,040,000	2,029,975
Union Bank N.A., 2.125%, 6/16/2017	2,825,000	2,839,343
Westpac Banking Corp., 1.55%, 5/25/2018	1,580,000	1,580,106
Westpac Banking Corp., FRN, 0.949%, 5/19/2017	1,890,000	1,888,626

		$71,021,353

Pharmaceuticals – 3.5%
AbbVie, Inc., 1.75%, 11/06/2017	$3,300,000	$3,315,272
Actavis Funding SCS, 2.35%, 3/12/2018	1,038,000	1,050,261
Allergan PLC, 1.875%, 10/01/2017	5,250,000	5,272,386
Bayer U.S. Finance LLC, 1.5%, 10/06/2017 (n)	1,550,000	1,558,432
Biogen, Inc., 2.9%, 9/15/2020	1,780,000	1,831,885
Celgene Corp., 2.125%, 8/15/2018	2,550,000	2,578,879
EMD Finance LLC, 1.7%, 3/19/2018 (n)	2,790,000	2,779,814
Gilead Sciences, Inc., 1.85%, 9/04/2018	2,490,000	2,533,904
Mylan, Inc., 1.8%, 6/24/2016	1,470,000	1,471,058
Mylan, Inc., 1.35%, 11/29/2016	1,355,000	1,345,657

		$23,737,548

Printing & Publishing – 0.3%
Thomson Reuters Corp., 0.875%, 5/23/2016	$2,380,000	$2,379,445

Real Estate – Healthcare – 0.5%
Ventas Realty LP, REIT, 1.55%, 9/26/2016	$1,390,000	$1,391,507
Welltower, Inc., REIT, 4.7%, 9/15/2017	1,845,000	1,917,472

		$3,308,979

Real Estate – Office – 0.3%
Vornado Realty LP, REIT, 2.5%, 6/30/2019	$1,824,000	$1,839,105

Real Estate – Retail – 0.4%
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	$1,208,000	$1,210,243
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/2017 (n)	1,190,000	1,185,474

		$2,395,717

Restaurants – 0.2%
McDonald’s Corp., 2.1%, 12/07/2018	$1,390,000	$1,418,189

Issuer	Shares/Par	Value ($)
BONDS – continued
Retailers – 0.3%
Dollar General Corp., 1.875%, 4/15/2018	$365,000	$367,142
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	1,593,000	1,593,666

		$1,960,808

Specialty Chemicals – 0.3%
Air Products & Chemicals, Inc., 2%, 8/02/2016	$736,000	$739,252
Airgas, Inc., 3.05%, 8/01/2020	1,270,000	1,299,520

		$2,038,772

Supranational – 0.8%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$2,470,000	$2,457,650
Corporacion Andina de Fomento, 1.5%, 8/08/2017	1,650,000	1,652,063
Corporacion Andina de Fomento, FRN, 1.168%, 1/29/2018	1,490,000	1,485,126

		$5,594,839

Telecommunications – Wireless – 0.6%
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	$1,900,000	$1,898,598
SBA Tower Trust, 2.898%, 10/15/2044 (n)	2,395,000	2,406,333

		$4,304,931

Telephone Services – 0.2%
Qwest Corp., 6.5%, 6/01/2017	$1,640,000	$1,707,650

Tobacco – 0.7%
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	$2,494,000	$2,500,686
Reynolds American, Inc., 2.3%, 6/12/2018	1,950,000	1,988,938

		$4,489,624

Transportation – Services – 0.9%
ERAC USA Finance Co., 2.75%, 3/15/2017 (n)	$3,000,000	$3,035,673
TTX Co., 2.6%, 6/15/2020 (n)	3,160,000	3,156,856

		$6,192,529

U.S. Government Agencies and Equivalents – 1.9%
AID-Ukraine, 1.844%, 5/16/2019	$225,000	$228,067
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	2,040,000	2,099,423
National Credit Union Administration, “1-A”, FRN, 0.888%, 1/08/2020	1,265,146	1,264,471
National Credit Union Administration, “1-A”, FRN, 0.818%, 3/06/2020	982,626	982,225
National Credit Union Administration, FRN, 0.807%, 11/06/2017	1,016,365	1,015,318
National Credit Union Administration, FRN, 0.836%, 3/11/2020	1,943,332	1,945,697
National Credit Union Administration, FRN, 0.818%, 4/06/2020	367,975	368,021
National Credit Union Administration, FRN, 0.888%, 10/07/2020	609,987	609,614
National Credit Union Administration, FRN, 0.791%, 12/07/2020	757,101	755,344

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Government Agencies and Equivalents – continued
Private Export Funding Corp., 1.875%, 7/15/2018	$3,440,000	$3,500,802

		$12,768,982

Utilities – Electric Power – 4.2%
Duke Energy Corp., FRN, 0.992%, 4/03/2017	$2,650,000	$2,632,234
Duke Energy Indiana, Inc., FRN, 0.966%, 7/11/2016	1,150,000	1,150,350
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	680,000	725,560
Eversource Energy, 2.5%, 3/15/2021	1,240,000	1,256,486
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	3,570,000	3,589,282
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	1,722,000	1,731,969
PG&E Corp., 2.4%, 3/01/2019	2,129,000	2,157,407
PPL WEM Holdings PLC, 3.9%, 5/01/2016 (n)	3,475,000	3,480,835

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – continued
Sierra Pacific Power Co., 6%, 5/15/2016	$3,450,000	$3,470,624
Southern Co., 2.45%, 9/01/2018	3,000,000	3,047,973
Southern Power Co., 1.85%, 12/01/2017	440,000	443,227
Virginia Electric and Power Co., 1.2%, 1/15/2018	2,790,000	2,779,738
Xcel Energy, Inc., 1.2%, 6/01/2017	1,940,000	1,935,796

		$28,401,481

Total Bonds		$661,101,679

MONEY MARKET FUNDS – 1.7%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	11,464,400	$11,464,400

Total Investments		$672,566,079

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(311,114)

Net Assets – 100.0%		$672,254,965

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $238,005264, representing 35.4% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024	2/17/16	$2,059,846	$2,059,731
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019	3/15/16	808,328	813,930
Exeter Automobile Receivables Trust, 2016-1A, “A”, 2.35%, 7/15/2020	2/04/16	999,726	999,944
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020	2/19/16	1,985,872	1,985,098
GO Financial Auto Securitization, Trust, 2015-2, “A”, 3.27%, 11/15/2018	11/19/15	1,285,994	1,278,379
Nationstar HECM Loan Trust, 2015-2A, “A”, 2.882%, 11/25/2025	11/19/15	889,698	888,170
UBS Group Funding Ltd., 3%, 4/15/2021	3/19/16	2,912,814	2,918,478
Total Restricted Securities			$10,943,730
% of Net assets			1.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 3/31/16

Futures Contracts at 3/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	200	$24,232,813	June - 2016	$(10,081)

At March 31, 2016, the fund had liquid securities with an aggregate value of $207,380 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$12,768,982	$—	$12,768,982
Non-U.S. Sovereign Debt	—	53,093,771	—	53,093,771
U.S. Corporate Bonds	—	284,987,158	—	284,987,158
Residential Mortgage-Backed Securities	—	21,912,925	—	21,912,925
Commercial Mortgage-Backed Securities	—	6,136,846	—	6,136,846
Asset-Backed Securities (including CDOs)	—	87,493,460	—	87,493,460
Foreign Bonds	—	194,708,537	—	194,708,537
Mutual Funds	11,464,400	—	—	11,464,400
Total Investments	$11,464,400	$661,101,679	$—	$672,566,079

Other Financial Instruments
Futures Contracts	$(10,081)	$—	$—	$(10,081)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$672,168,420
Gross unrealized appreciation	2,773,600
Gross unrealized depreciation	(2,375,941)
Net unrealized appreciation (depreciation)	$397,659

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	577,154	44,637,006	(33,749,760)	11,464,400

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,061	$11,464,400

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2016, are as follows:

United States	62.5%
United Kingdom	4.2%
France	3.9%
Sweden	3.7%
Netherlands	3.6%
Japan	3.5%
Norway	3.2%
Canada	2.8%
Switzerland	2.8%
Other Countries	9.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

March 31, 2016

MFS® MID CAP

VALUE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.1%
Aerospace – 1.5%
L-3 Communications Holdings, Inc.	23,512	$2,786,172
Rockwell Collins, Inc.	24,886	2,294,738

		$5,080,910

Airlines – 1.2%
Alaska Air Group, Inc.	20,641	$1,692,975
Delta Air Lines, Inc.	44,815	2,181,594

		$3,874,569

Alcoholic Beverages – 0.6%
Molson Coors Brewing Co.	22,239	$2,138,941

Apparel Manufacturers – 1.4%
Hanesbrands, Inc.	68,110	$1,930,237
PVH Corp.	25,531	2,529,101

		$4,459,338

Automotive – 2.7%
BorgWarner Transmission Systems, Inc.	38,100	$1,463,040
Delphi Automotive PLC	30,692	2,302,514
Harley-Davidson, Inc.	37,742	1,937,297
LKQ Corp. (a)	97,902	3,126,011

		$8,828,862

Broadcasting – 2.1%
Discovery Communications, Inc., “A” (a)	64,390	$1,843,486
Interpublic Group of Companies, Inc.	103,980	2,386,341
Nielsen Holdings PLC	48,121	2,534,052

		$6,763,879

Brokerage & Asset Managers – 3.2%
Affiliated Managers Group, Inc. (a)	9,645	$1,566,348
Apollo Global Management, “A”	55,562	951,221
NASDAQ, Inc.	72,486	4,811,621
Raymond James Financial, Inc.	35,046	1,668,540
TD Ameritrade Holding Corp.	45,913	1,447,637

		$10,445,367

Business Services – 3.4%
Amdocs Ltd.	43,308	$2,616,669
Brenntag AG	26,955	1,539,739
Fidelity National Information Services, Inc.	44,233	2,800,391
First Data Corp. (a)	68,102	881,240
Realogy Holdings Corp. (a)	55,118	1,990,311
Univar, Inc. (a)	71,401	1,226,669

		$11,055,019

Chemicals – 0.6%
Celanese Corp.	27,874	$1,825,747

Computer Software – 1.1%
Sabre Corp.	84,537	$2,444,810
Symantec Corp.	67,899	1,247,984

		$3,692,794

Computer Software – Systems – 3.6%
IMS Health Holdings, Inc. (a)	83,629	$2,220,350

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – continued
Lexmark International, Inc., “A”	40,890	$1,366,953
NCR Corp. (a)	69,840	2,090,311
NICE Systems Ltd., ADR	24,230	1,569,862
Verint Systems, Inc. (a)	20,944	699,111
Western Digital Corp.	19,670	929,211
Xerox Corp.	274,347	3,061,713

		$11,937,511

Construction – 3.0%
Armstrong World Industries, Inc. (a)	59,581	$2,881,933
Owens Corning	54,402	2,572,127
Stanley Black & Decker, Inc.	31,607	3,325,372
Toll Brothers, Inc. (a)	38,868	1,146,995

		$9,926,427

Consumer Products – 1.7%
Newell Rubbermaid, Inc.	87,784	$3,887,953
Sensient Technologies Corp.	28,782	1,826,506

		$5,714,459

Consumer Services – 0.4%
Houghton Mifflin Harcourt Co. (a)	71,398	$1,423,676

Containers – 0.9%
Graphic Packaging Holding Co.	132,522	$1,702,908
Owens-Illinois, Inc. (a)	70,968	1,132,649

		$2,835,557

Electrical Equipment – 1.7%
Pentair PLC	34,043	$1,847,173
Tyco International PLC	70,541	2,589,560
WESCO International, Inc. (a)	23,989	1,311,479

		$5,748,212

Electronics – 2.2%
Analog Devices, Inc.	35,593	$2,106,750
Keysight Technologies, Inc. (a)	58,348	1,618,574
Maxim Integrated Products, Inc.	47,434	1,744,623
Microchip Technology, Inc.	38,403	1,851,025

		$7,320,972

Energy – Independent – 5.5%
Cabot Oil & Gas Corp.	89,206	$2,025,868
Cimarex Energy Co.	14,825	1,442,028
Energen Corp.	45,904	1,679,627
EQT Corp.	35,496	2,387,461
Hess Corp.	59,751	3,145,890
HollyFrontier Corp.	63,759	2,251,968
Noble Energy, Inc.	31,272	982,254
PDC Energy, Inc. (a)	32,314	1,921,067
Pioneer Natural Resources Co.	15,959	2,246,070

		$18,082,233

Food & Beverages – 6.5%
Archer Daniels Midland Co.	61,302	$2,225,876
Bunge Ltd.	37,035	2,098,773

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – continued
Flowers Foods, Inc.	70,644	$1,304,088
Ingredion, Inc.	22,556	2,408,755
J.M. Smucker Co.	19,322	2,508,768
Kellogg Co.	32,570	2,493,234
McCormick & Co., Inc.	14,933	1,485,535
Pinnacle Foods, Inc.	75,653	3,380,176
TreeHouse Foods, Inc. (a)	21,734	1,885,425
Tyson Foods, Inc., “A”	23,965	1,597,507

		$21,388,137

General Merchandise – 0.4%
Kohl’s Corp.	31,160	$1,452,368

Insurance – 6.8%
Allied World Assurance Co.	46,972	$1,641,202
Arthur J. Gallagher & Co.	48,302	2,148,473
Everest Re Group Ltd.	14,269	2,817,129
Hanover Insurance Group, Inc.	18,834	1,699,203
Hartford Financial Services Group, Inc.	78,035	3,595,853
Lincoln National Corp.	52,219	2,046,985
Third Point Reinsurance Ltd. (a)	87,455	994,363
Unum Group	86,733	2,681,784
Validus Holdings Ltd.	53,253	2,513,009
XL Group PLC	58,386	2,148,605

		$22,286,606

Machinery & Tools – 4.7%
Allison Transmission Holdings, Inc.	148,535	$4,007,474
Cummins, Inc.	25,102	2,759,714
Deere & Co.	28,278	2,177,123
Eaton Corp. PLC	38,637	2,417,131
Joy Global, Inc. (l)	23,049	370,397
Regal Beloit Corp.	24,752	1,561,604
SPX FLOW, Inc. (a)	22,014	552,111
Xylem, Inc.	43,892	1,795,183

		$15,640,737

Major Banks – 1.8%
Comerica, Inc.	37,999	$1,439,022
Huntington Bancshares, Inc.	283,358	2,703,235
KeyCorp	166,638	1,839,684

		$5,981,941

Medical & Health Technology & Services – 2.8%
Community Health Systems, Inc. (a)	54,875	$1,015,736
LifePoint Hospitals, Inc. (a)	29,420	2,037,335
MEDNAX, Inc. (a)	27,225	1,759,280
Quest Diagnostics, Inc.	32,837	2,346,204
Universal Health Services, Inc.	15,770	1,966,834

		$9,125,389

Medical Equipment – 6.4%
Agilent Technologies, Inc.	47,069	$1,875,700
Cooper Cos., Inc.	19,605	3,018,582
Dentsply Sirona, Inc.	35,128	2,164,939
PerkinElmer, Inc.	54,049	2,673,264
St. Jude Medical, Inc.	35,696	1,963,280

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
Steris PLC	31,656	$2,249,159
Teleflex, Inc.	13,123	2,060,442
VWR Corp. (a)	62,614	1,694,335
Zimmer Biomet Holdings, Inc.	30,103	3,209,883

		$20,909,584

Natural Gas – Distribution – 1.3%
NiSource, Inc.	74,080	$1,745,325
NorthWestern Corp.	41,961	2,591,092

		$4,336,417

Natural Gas – Pipeline – 0.3%
Columbia Pipeline Group, Inc.	42,207	$1,059,396

Oil Services – 1.2%
Forum Energy Technologies, Inc. (a)	88,044	$1,162,181
Frank’s International N.V.	87,736	1,445,889
Oil States International, Inc. (a)	41,790	1,317,221

		$3,925,291

Other Banks & Diversified Financials – 7.4%
BB&T Corp.	79,979	$2,660,901
Citizens Financial Group, Inc.	132,142	2,768,375
Discover Financial Services	62,062	3,160,197
Fifth Third Bancorp	203,361	3,394,095
M&T Bank Corp.	20,654	2,292,594
New York Community Bancorp, Inc.	113,398	1,803,028
Northern Trust Corp.	32,866	2,141,877
PrivateBancorp, Inc.	57,756	2,229,382
SunTrust Banks, Inc.	42,072	1,517,958
Wintrust Financial Corp.	50,509	2,239,569

		$24,207,976

Pharmaceuticals – 0.8%
Endo International PLC (a)	51,049	$1,437,029
Impax Laboratories, Inc. (a)	32,980	1,056,020

		$2,493,049

Railroad & Shipping – 0.6%
Kansas City Southern Co.	21,315	$1,821,367

Real Estate – 5.6%
Annaly Mortgage Management, Inc., REIT	90,546	$929,002
Corporate Office Properties Trust, REIT	122,211	3,206,817
DDR Corp., REIT	128,901	2,293,149
EPR Properties, REIT	38,981	2,596,914
Equity Lifestyle Properties, Inc., REIT	27,772	2,019,858
Medical Properties Trust, Inc., REIT	240,931	3,127,284
Mid-America Apartment Communities, Inc., REIT	26,472	2,705,703
Weyerhaeuser Co., REIT	51,778	1,604,082

		$18,482,809

Restaurants – 1.2%
Aramark	80,174	$2,655,363
DineEquity, Inc.	14,768	1,379,774

		$4,035,137

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 2.3%
Akzo Nobel N.V.	27,876	$1,900,034
Albemarle Corp.	39,928	2,552,597
Axalta Coating Systems Ltd. (a)	109,527	3,198,188

		$7,650,819

Specialty Stores – 2.5%
AutoZone, Inc. (a)	2,875	$2,290,484
Gap, Inc.	66,690	1,960,686
Sally Beauty Holdings, Inc. (a)	81,717	2,645,996
Urban Outfitters, Inc. (a)	43,711	1,446,397

		$8,343,563

Telephone Services – 1.0%
Frontier Communications Corp.	328,550	$1,836,595
Quebecor, Inc., “B”	57,306	1,504,627

		$3,341,222

Trucking – 0.6%
Knight Transportation, Inc.	72,422	$1,893,835

Utilities – Electric Power – 7.1%
AES Corp.	227,180	$2,680,724
Calpine Corp. (a)	91,537	1,388,616
CMS Energy Corp.	63,498	2,694,855
DTE Energy Co.	33,470	3,034,390
Dynegy, Inc. (a)	35,425	509,057

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
Eversource Energy	44,899	$2,619,408
Exelon Corp.	58,505	2,097,989
Pinnacle West Capital Corp.	46,597	3,498,037
Public Service Enterprise Group, Inc.	61,490	2,898,639
WEC Energy Group, Inc.	32,668	1,962,367

		$23,384,082

Total Common Stocks		$322,914,198

CONVERTIBLE PREFERRED STOCKS – 0.6%
Telephone Services – 0.6%
Frontier Communications Corp., 11.125%	21,050	$2,197,620

MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	576,790	$576,790

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, 0.5%, at Net Asset Value (j)	334,670	$334,670

Total Investments		$326,023,278

OTHER ASSETS, LESS LIABILITIES – 1.0%		3,169,728

Net Assets – 100.0%		$329,193,006

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$325,111,818	$—	$—	$325,111,818
Mutual Funds	911,460	—	—	911,460
Total Investments	$326,023,278	$—	$—	$326,023,278

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $3,439,773 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$280,682,216
Gross unrealized appreciation	59,662,829
Gross unrealized depreciation	(14,321,767)
Net unrealized appreciation (depreciation)	$45,341,062

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,245,002	17,899,717	(19,567,929)	576,790

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,665	$576,790

5

QUARTERLY REPORT

March 31, 2016

MFS® MODERATE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 99.9%
MFS Global Governments Portfolio – Initial Class	8,714,705	$91,242,966
MFS Global Real Estate Portfolio – Initial Class	3,852,403	55,859,843
MFS Government Securities Portfolio – Initial Class	13,803,989	180,142,063
MFS Growth Series – Initial Class	4,126,678	163,210,112
MFS High Yield Portfolio – Initial Class	16,327,881	90,619,741
MFS Inflation-Adjusted Bond Portfolio – Initial Class	9,014,932	91,411,406
MFS International Growth Portfolio – Initial Class	4,323,003	55,118,287
MFS International Value Portfolio – Initial Class	2,387,395	54,981,701
MFS Limited Maturity Portfolio – Initial Class	7,014,607	71,759,432
MFS Mid Cap Growth Series – Initial Class	15,715,538	128,238,790
MFS Mid Cap Value Portfolio – Initial Class	15,881,616	129,276,355

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Series – Initial Class	1,782,625	$26,240,246
MFS New Discovery Value Portfolio – Initial Class	2,820,797	27,756,645
MFS Research International Portfolio – Initial Class	9,290,883	124,219,111
MFS Research Series – Initial Class	5,469,038	146,406,153
MFS Total Return Bond Series – Initial Class	16,239,199	217,605,270
MFS Value Series – Initial Class	8,744,941	164,404,884

Total Underlying Affiliated Funds		$1,818,493,005

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	1,542,855	$1,542,855

Total Investments		$1,820,035,860

OTHER ASSETS, LESS LIABILITIES – 0.0%		866,110

Net Assets – 100.0%		$1,820,901,970

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,820,035,860	$—	$—	$1,820,035,860

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,677,208,263
Gross unrealized appreciation	168,671,951
Gross unrealized depreciation	(25,844,354)
Net unrealized appreciation (depreciation)	$142,827,597

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	9,358,625	—	(643,920)	8,714,705
MFS Global Real Estate Portfolio	4,084,071	—	(231,668)	3,852,403
MFS Government Securities Portfolio	14,493,105	—	(689,116)	13,803,989
MFS Growth Series	4,126,257	421	—	4,126,678
MFS High Yield Portfolio	16,892,988	—	(565,107)	16,327,881
MFS Inflation-Adjusted Bond Portfolio	9,381,781	—	(366,849)	9,014,932
MFS Institutional Money Market Portfolio	653,854	17,604,682	(16,715,681)	1,542,855
MFS International Growth Portfolio	4,384,730	103	(61,830)	4,323,003
MFS International Value Portfolio	2,462,987	—	(75,592)	2,387,395
MFS Limited Maturity Portfolio	7,288,297	—	(273,690)	7,014,607
MFS Mid Cap Growth Series	15,727,938	2,021	(14,421)	15,715,538
MFS Mid Cap Value Portfolio	16,397,946	1,774	(518,104)	15,881,616
MFS New Discovery Series	1,782,031	594	—	1,782,625
MFS New Discovery Value Portfolio	2,910,875	330	(90,408)	2,820,797
MFS Research International Portfolio	9,289,311	1,572	—	9,290,883
MFS Research Series	5,522,929	399	(54,290)	5,469,038
MFS Total Return Bond Series	17,019,540	—	(780,341)	16,239,199
MFS Value Series	8,990,022	371	(245,452)	8,744,941

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(614,984)	$—	$—	$91,242,966
MFS Global Real Estate Portfolio	465,022	—	—	55,859,843
MFS Government Securities Portfolio	(405,144)	—	—	180,142,063
MFS Growth Series	—	—	—	163,210,112
MFS High Yield Portfolio	(497,506)	—	—	90,619,741
MFS Inflation-Adjusted Bond Portfolio	(448,289)	—	—	91,411,406
MFS Institutional Money Market Portfolio	—	—	1,259	1,542,855
MFS International Growth Portfolio	(45,619)	—	—	55,118,287
MFS International Value Portfolio	424,452	—	—	54,981,701
MFS Limited Maturity Portfolio	(36,573)	—	—	71,759,432
MFS Mid Cap Growth Series	4,434	—	—	128,238,790
MFS Mid Cap Value Portfolio	(411,808)	—	—	129,276,355
MFS New Discovery Series	—	—	—	26,240,246
MFS New Discovery Value Portfolio	(65,285)	—	—	27,756,645
MFS Research International Portfolio	—	—	—	124,219,111
MFS Research Series	96,211	—	—	146,406,153
MFS Total Return Bond Series	(685,611)	—	—	217,605,270
MFS Value Series	343,757	—	—	164,404,884

	$(1,876,943)	$—	$1,259	$1,820,035,860

4

QUARTERLY REPORT

March 31, 2016

MFS® NEW DISCOVERY VALUE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.3%
Aerospace – 0.7%
ManTech International Corp., “A”	11,600	$371,084

Apparel Manufacturers – 0.5%
Sequential Brands Group, Inc. (a)	41,929	$267,926

Automotive – 0.7%
Fenix Parts, Inc. (a)	57,685	$265,351
Horizon Global Corp. (a)	12,334	155,162

		$420,513

Brokerage & Asset Managers – 1.9%
NASDAQ, Inc.	9,754	$647,471
Raymond James Financial, Inc.	8,967	426,919

		$1,074,390

Business Services – 5.1%
Forrester Research, Inc.	12,748	$428,460
Global Payments, Inc.	4,506	294,242
RE/MAX Holdings, Inc., “A”	16,326	559,982
Resources Connection, Inc.	43,889	682,913
Travelport Worldwide Ltd.	37,837	516,853
Univar, Inc. (a)	20,757	356,605

		$2,839,055

Computer Software – 0.9%
Rovi Corp. (a)	10,477	$214,883
Sabre Corp.	9,797	283,329

		$498,212

Computer Software – Systems – 2.6%
Model N, Inc. (a)	25,543	$275,098
NICE Systems Ltd., ADR	13,090	848,101
Verint Systems, Inc. (a)	10,734	358,301

		$1,481,500

Construction – 5.3%
Armstrong World Industries, Inc. (a)	10,010	$484,184
Beacon Roofing Supply, Inc. (a)	7,725	316,802
Interface, Inc.	23,333	432,594
Owens Corning	14,796	699,555
Toll Brothers, Inc. (a)	14,378	424,295
TopBuild Corp. (a)	20,319	604,287

		$2,961,717

Consumer Products – 1.4%
Sensient Technologies Corp.	12,382	$785,762

Consumer Services – 0.9%
Carriage Services, Inc.	12,793	$276,457
ServiceMaster Global Holdings, Inc. (a)	6,724	253,360

		$529,817

Containers – 2.0%
Graphic Packaging Holding Co.	44,276	$568,947
Multi Packaging Solutions International Ltd. (a)	34,410	558,474

		$1,127,421

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electrical Equipment – 4.1%
Advanced Drainage Systems, Inc.	12,583	$268,018
MSC Industrial Direct Co., Inc., “A”	13,944	1,064,067
TriMas Corp. (a)	24,382	427,173
WESCO International, Inc. (a)	9,930	542,873

		$2,302,131

Electronics – 2.4%
Lattice Semiconductor Corp. (a)	21,072	$119,689
Plexus Corp. (a)	19,655	776,766
Ultratech, Inc. (a)	20,260	442,478

		$1,338,933

Energy – Independent – 1.3%
Cabot Oil & Gas Corp.	12,759	$289,757
Energen Corp.	12,053	441,019

		$730,776

Entertainment – 0.8%
International Speedway Corp.	12,055	$444,950

Food & Beverages – 0.5%
TreeHouse Foods, Inc. (a)	3,392	$294,256

Food & Drug Stores – 0.7%
United Natural Foods, Inc. (a)	9,810	$395,343

Health Maintenance Organizations – 0.7%
Molina Healthcare, Inc. (a)	6,104	$393,647

Insurance – 8.0%
Allied World Assurance Co.	25,523	$891,774
Aspen Insurance Holdings Ltd.	12,125	578,363
Everest Re Group Ltd.	3,519	694,756
Hanover Insurance Group, Inc.	6,447	581,648
Safety Insurance Group, Inc.	9,813	559,930
Stewart Information Services Corp.	13,249	480,674
Third Point Reinsurance Ltd. (a)	34,921	397,052
Validus Holdings Ltd.	5,984	282,385

		$4,466,582

Leisure & Toys – 0.6%
Brunswick Corp.	7,147	$342,913

Machinery & Tools – 5.2%
Allison Transmission Holdings, Inc.	24,631	$664,544
Columbus McKinnon Corp.	14,950	235,612
Douglas Dynamics, Inc.	13,244	303,420
Herman Miller, Inc.	14,751	455,658
Joy Global, Inc. (l)	9,246	148,583
Regal Beloit Corp.	11,014	694,873
SPX FLOW, Inc. (a)	17,166	430,523

		$2,933,213

Major Banks – 1.6%
Huntington Bancshares, Inc.	93,051	$887,707

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical & Health Technology & Services – 4.7%
Community Health Systems, Inc. (a)	25,958	$480,483
HMS Holdings Corp. (a)	52,794	757,594
LifePoint Hospitals, Inc. (a)	11,041	764,589
MEDNAX, Inc. (a)	9,552	617,250

		$2,619,916

Medical Equipment – 2.4%
Masimo Corp. (a)	7,384	$308,947
Steris PLC	8,427	598,738
VWR Corp. (a)	16,418	444,271

		$1,351,956

Natural Gas – Pipeline – 1.8%
Boardwalk Pipeline Partners LP	40,463	$596,425
Columbia Pipeline Partners LP	27,405	400,113

		$996,538

Network & Telecom – 1.3%
Ixia (a)	56,381	$702,507

Oil Services – 2.1%
Forum Energy Technologies, Inc. (a)	34,579	$456,443
Frank’s International N.V.	28,960	477,261
Tesco Corp.	28,041	241,433

		$1,175,137

Other Banks & Diversified Financials – 13.1%
Air Lease Corp.	11,310	$363,277
Berkshire Hills Bancorp, Inc.	22,382	601,852
Brookline Bancorp, Inc.	62,143	684,194
First Interstate BancSystem, Inc.	26,157	735,796
Glacier Bancorp, Inc.	22,146	562,951
Lakeland Financial Corp.	15,054	689,172
PrivateBancorp, Inc.	22,436	866,030
Sandy Spring Bancorp, Inc.	26,063	725,333
TCF Financial Corp.	40,040	490,890
Texas Capital Bancshares, Inc. (a)	12,775	490,305
Valley National Bancorp	42,701	407,368
Wintrust Financial Corp.	16,911	749,834

		$7,367,002

Pollution Control – 0.8%
Progressive Waste Solutions Ltd. (l)	14,235	$441,712

Railroad & Shipping – 1.0%
Kirby Corp. (a)	7,964	$480,150
StealthGas, Inc. (a)	26,453	93,379

		$573,529

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – 11.0%
Corporate Office Properties Trust, REIT	40,718	$1,068,440
EPR Properties, REIT	16,716	1,113,620
Gramercy Property Trust, Inc., REIT	69,230	584,993
Hatteras Financial Corp., REIT	20,685	295,796
Medical Properties Trust, Inc., REIT	67,746	879,343
Select Income, REIT	39,475	909,899
STAG Industrial, Inc., REIT	29,239	595,306
Store Capital Corp., REIT	28,286	732,042

		$6,179,439

Specialty Chemicals – 1.7%
Amira Nature Foods Ltd. (a)(l)	9,951	$97,221
Ferro Corp. (a)	42,305	502,160
Ferroglobe PLC	40,164	353,845

		$953,226

Specialty Stores – 3.1%
Citi Trends, Inc.	16,073	$286,582
Rent-A-Center, Inc.	15,975	253,204
Tuesday Morning Corp. (a)	50,639	414,227
Urban Outfitters, Inc. (a)	12,123	401,150
Zumiez, Inc. (a)	19,170	381,866

		$1,737,029

Trucking – 3.6%
Knight Transportation, Inc.	31,152	$814,625
Marten Transport Ltd.	38,397	718,792
Swift Transportation Co. (a)	26,570	494,999

		$2,028,416

Utilities – Electric Power – 4.8%
El Paso Electric Co.	20,346	$933,474
Great Plains Energy, Inc.	31,329	1,010,360
Portland General Electric Co.	19,264	760,735

		$2,704,569

Total Common Stocks		$55,718,824

MONEY MARKET FUNDS – 1.2%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	684,130	$684,130

COLLATERAL FOR SECURITIES LOANED – 1.1%
Navigator Securities Lending Prime Portfolio, 0.5%, at Net Asset Value (j)	618,562	$618,562

Total Investments		$57,021,516

OTHER ASSETS, LESS LIABILITIES – (1.6)%		(919,522)

Net Assets – 100.0%		$56,101,994

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$55,718,824	$—	$—	$55,718,824
Mutual Funds	1,302,692	—	—	1,302,692
Total Investments	$57,021,516	$—	$—	$57,021,516

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$50,344,584
Gross unrealized appreciation	9,103,040
Gross unrealized depreciation	(2,426,108)
Net unrealized appreciation (depreciation)	$6,676,932

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,447,088	3,073,353	(3,836,311)	684,130

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$849	$684,130

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: May 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: May 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2016

*	Print name and title of each signing officer under his or her signature.